Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating revenues
Time charter revenues		$ 413,230	$ 393,132	$ 396,026
Time charter revenues from related parties		28,368	41,555	0
Total operating revenues		441,598	434,687	396,026
Operating expenses
Vessel operating expenses	[1]	59,886	65,244	59,191
Voyage and commission expenses		5,974	7,724	6,048
Administrative expenses		8,600	6,643	5,757
Depreciation and amortization		100,468	99,256	80,574
Total operating expenses		174,928	178,867	151,570
Operating income		266,670	255,820	244,456
Other non-operating gains and losses		1,318	0	0
Financial income (expense)
Interest income	[2]	4,295	1,315	1,131
Interest expense	[2]	(66,938)	(61,632)	(47,335)
Other financial items, net		(2,745)	(17,151)	(18,564)
Net financial expenses		(65,388)	(77,468)	(64,768)
Income before income taxes		202,600	178,352	179,688
Income taxes		(16,858)	(5,669)	5,047
Net income		185,742	172,683	184,735
Net income attributable to non-controlling interest		(13,571)	(10,547)	(10,581)
Net income attributable to Golar LNG Partners LP Owners		172,171	162,136	174,154
General Partner’s interest in net income	[3]	23,135	18,469	23,908
Limited Partners’ interest in net income		$ 149,036	$ 143,667	$ 150,246
Earnings Per Share, Basic		$ 2.44	$ 2.38	$ 2.47
Earnings per unit:
Earnings Per Share, Diluted		2.43	2.38	2.47
Cash distributions declared and paid per unit in the period (in usd per share)		$ 2.31	$ 2.30	$ 2.14

[1]	This includes amounts arising from transactions with related parties. See note 25.
[2]	There is no tax impact on any of the periods presented.
[3]	This includes net income attributable to IDR holders of $19.7 million, $15.2 million and $18.3 million for the years ended December 31, 2016, 2015 and 2014, respectively.